Financing Arrangements (Details 4) $ in Millions	Dec. 31, 2014 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due	$ 20.2
Operating Leases, Future Minimum Payments Due, Next Twelve Months	8.3
Operating Leases, Future Minimum Payments, Due in Two Years	5.9
Operating Leases, Future Minimum Payments, Due in Three Years	3.3
Operating Leases, Future Minimum Payments, Due in Four Years	1.8
Operating Leases, Future Minimum Payments, Due in Five Years	0.9
Operating Leases, Future Minimum Payments, Due Thereafter	$ 0.0